Accumulated Deficit During Development Stage (Tables)	12 Months Ended
Jun. 30, 2020
Accumulated deficit during development stage [abstract]
Schedule of accumulated deficit during development stage

	Years Ended June 30,
	2020	2019	2018
Balance at beginning of year	141,236,838	129,583,125	122,648,452
Impact of initial adoption of IFRS 16	6,261	-	-
Net loss for the year	13,456,800	12,337,830	8,265,737
Reclassify expired options from contributed equity	-	-	-
Reclassify expired options from reserves	(280,838)	(684,117)	(1,331,064)
Reclassify expired options/warrants from reserves	-	-	-
Balance at end of year	154,419,061	141,236,838	129,583,125